CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Feb. 27, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2021
Current assets
Prepaid expenses	$ 2,328,000						$ 232,000
Total current assets	35,030,000						5,185,000
Total assets	107,196,000						6,825,000
Current liabilities
Accounts payable	4,419,000						3,830,000
Accrued expenses	2,910,000						3,048,000
Convertible notes payable, current							36,430,000
Total current liabilities	7,919,000						47,176,000
Total liabilities	30,635,000						47,379,000
Commitments and contingencies (Note 11)
Legacy Adagio's Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of December 31, 2023; 4,939,946 shares issued and outstanding as of December 31, 2023, with aggregate liquidation preference of $91,637 as of December 31, 2023			$ 86,783,000	$ 86,783,000			91,469,000	$ 91,469,000	$ 91,469,000			$ 91,469,000
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.	1,000						1,000
Additional paid-in capital	89,786,000						1,608,000
Accumulated deficit	(13,217,000)						(133,649,000)
Total stockholders' equity (deficit)	76,561,000	$ 72,964,000	$ (148,315,000)	(140,506,000)			(132,023,000)	$ (123,507,000)	(112,876,000)			(95,877,000)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)	$ 107,196,000						6,825,000
CIK0001838821_ARYA Sciences Acquisition Corp IV
Current assets
Cash				26,058			20,191					91,049
Prepaid expenses				28,463			56,547					55,400
Total current assets				54,521			76,738					146,449
Cash held in Trust Account				37,938,923			40,575,949					151,628,894
Total assets				37,993,444			40,652,687					151,775,343
Current liabilities
Accounts payable				156,536			130,524					65,892
Accrued expenses				6,569,307			9,837,703					5,994,774
Due to related party				$ 0			$ 210,000					$ 90,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]				Related Party [Member]			Related Party [Member]					Related Party [Member]
Convertible notes payable, current				$ 3,616,000			$ 2,175,000					$ 120,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]				Related Party [Member]			Related Party [Member]					Related Party [Member]
Total current liabilities				$ 10,341,843			$ 12,353,227					$ 6,270,666
Deferred underwriting commissions				2,616,250			2,616,250					2,616,250		$ 5,200,000
Total liabilities				12,958,093			14,969,477					8,886,916
Commitments and contingencies (Note 11)
Legacy Adagio's Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of December 31, 2023; 4,939,946 shares issued and outstanding as of December 31, 2023, with aggregate liquidation preference of $91,637 as of December 31, 2023				37,838,923	$ 37,019,896	$ 4,358,804	40,475,949					151,528,894
Stockholders' deficit
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued or outstanding as of June 30, 2024 and December 31, 2023				0			0					0
Additional paid-in capital				412,421			0					0
Accumulated deficit				(13,216,419)			(14,793,163)					(8,640,891)
Total stockholders' equity (deficit)				(12,803,574)	$ (14,520,932)		(14,792,739)		$ (10,247,915)	$ (10,029,063)		(8,640,467)	$ (10,295,307)
Total liabilities, convertible preferred stock, and stockholders' equity (deficit)				37,993,444			40,652,687					151,775,343
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Current liabilities
Legacy Adagio's Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of December 31, 2023; 4,939,946 shares issued and outstanding as of December 31, 2023, with aggregate liquidation preference of $91,637 as of December 31, 2023						$ 4,358,804					$ 115,071,882
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.				50			50					50
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Stockholders' deficit
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.				$ 374			$ 374					$ 374